Average Annual Total Returns{- Fidelity® Total Bond Fund} - 08.31 Fidelity Total Bond Fund Retail PRO-08 - Fidelity® Total Bond Fund	Fidelity Total Bond Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Total Bond Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Total Bond Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Total Bond Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Total Bond Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Total Bond Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Total Bond Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Total Bond Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Total Bond Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	LB091 Past 1 year	LB091 Past 5 years	LB091 Past 10 years
Total	(0.09%)	4.43%	3.84%	(0.99%)	3.06%	2.39%	(0.05%)	2.83%	2.36%	(1.54%)	3.57%	2.90%	(1.10%)	3.84%	3.31%